Other gains and losses	12 Months Ended
Dec. 31, 2020
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Other gains and losses
28.	Other gains and losses

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Foreign exchange gains (losses), net	93,104	(154,993)	(355,255)
Reimbursement of ADSs service charge	13,269	4,292	2,101
Gain on valuation of financial assets at fair value through profit or loss	1,485	1,317	24,015
Others	6,851	970	5,872

	114,709	(148,414)	(323,267)